UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: June 30, 2003

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
July 14, 2003

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  135
Form Information Table Value Total: $375,902,578



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


ALLEGHANY CORP-
common-
017175100
363282
1902
sole
ALLEGHENY ENERGY INC-
common-
017361106
1640313
194100
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
429393
34900
sole
AQUILA INC-
common-
03840P102
645000
250000
sole
ASCENT MEDIA GROUP-
common-
043634104
6696
5400
sole
BARRA INC-
Common-
068313105
6566924
183600
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
3039930
1251
sole
CACI INTL INC-
common-
127190304
6313712
184800
sole
CALPINE CORP-
common-
131347106
950400
144000
sole
CALPINE CAPITAL TRUST II 5.5% PFD CONV-
convertible preferred-
13134E309
421250
10000
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
11448203
1404688
sole
CHECKFREE CORP-
common-
162813109
18575704
663700
sole
CNOOC LTD ADR-
common-
126132109
178200
6000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
282480
24000
sole
CHINA PETROLEUM & CHEM ADR-
common-
16941R108
772800
32000
sole
CHINA TELECOM CORP LTD ADR-
common-
169426103
454800
20000
sole
CHINA UNICOM LTD ADR-
common-
16945R104
277200
40000
sole
CMS ENERGY CORP-
common-
125896100
1966464
242800
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
12953754
130846
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
5513756
17503986
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
7909200
180000
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
670180
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
55510
12200
sole
E SPEED  INC CL A-
common-
296643109
25541720
1294000
sole
EDISON INTERNATIONAL-
common-
281020107
5340572
325050
sole
EL PASO CORPORATION-
common-
28336L109
7201696
891299
sole
EL PASO CORP EXP 02/28/2021 CONV DEB 0% CPN-
convertible debenture-
28336LAC3
700000
1600000
sole
EURONEXT-
common-
7153758
653393
26400
sole
FAIRFAX FINANCIAL HOLDINGS LIMITED-
common-
303901102
2235878
14600
sole
FIDELITY NATIONAL INFO SOLUTIONS-
common-
31620P109
2088894
80172
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
4894754
159125
sole
FINOVA GROUP INC-
common-
317928109
183100
939300
sole
FIRST ADVANTAGE CORP CL A-
common-
31845F100
340000
20000
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
25050
5000
sole
GETTY IMAGES INC-
common-
374276103
2110400
51100
sole
GLOBAL LIGHT TELECOMMUNICATIONS INC-
common-
37934X100
7
34000
sole
GOLDCORP INC-
common-
380956409
3455643
287970
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
2322658
54800
sole
HARRIS INTERACTIVE INC-
common-
414549105
9453840
1464000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
219700
13000
sole
INTERACTIVECORP-
common-
45840Q101
3146400
80000
sole
INTERACTIVECORP 1.99% PFD CONV SER A-
convertible preferred-
45840Q200
5945720
108104
sole
KINROSS GOLD CORP-
common-
1363500
202000
sole
KROLL INC-
common-
501049100
22431487
831300
sole
LEAPFROG ENTERPRISES INC-
common-
52186N106
318100
10000
sole
LENDING TREE INC-
common-
52602Q105
3780420
156000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
12702835
342210
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
3445000
4700000
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
26286698
3964220
sole
LIONBRIDGE TECHNOLOGIES INC-
common-
536252109
254500
50000
sole
LOOKSMART LTD-
common-
543442107
139500
50000
sole
LYNCH CORP-
common-
551137102
88200
90 00
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
5151328
213790
sole
M & T BANK CORPORATION-
common-
55261F104
1061172
12600
MARKEL CORPORATION-
common-
570535104
307200
1200
sole
MARKETWATCH.COM INC-
Common-
570619106
2025200
244000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
3938782
124645
sole
MORGAN GROUP HOLDING CO-
common-
61735R104
520
6500
sole
NETEASE.COM INC ADR-
common-
64110W102
9991152
273950
sole
NET RATINGS INC-
common-
64116M108
1177043
126700
sole
NEWMONT MINING CORPORATION-
common-
651639106
6588768
203053
sole
 P G & E CORP-
common-
69331C108
7437126
351450
sole
PETRO CHIN COMPANY LTD ADR-
common-
71646E100
1449600
48000
sole
PRIMACOM AG
common-
74154N108
170428
611000
sole
PROGRESSIVE CORP-
common-
743315103
263160
3600
sole
PROQUEST COMPANY-
common-
74346P102
4308600
167000
sole
QUANTA SERVICES INC-
common-
74762E102
2130000
300000
sole
RCN CORPORATION-
Common-
749361101
6717
3650
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
1469741
40300
sole
REGISTER.COM INC-
common-
75914G101
84420
14000
sole
RELIANT RESOURCES INC-
common-
75952B105
6980844
1138600
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
1355612
35200
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
19516150
25040000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1647788
18800
sole
SINA CORP-
common-
G81477104
10891903
537600
sole
SOHU COM INC-
common-
83408W103
12413568
365100
sole
STILLWATER MINING COMPANY-
common-
86074Q102
3454080
672000
sole
SUNCOR ENERGY INC-
common-
867229106
337500
18000
sole
SUNSHINE PCS CORP-
common-
86783P106
38193
158740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
259532
5200
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
427305
9150
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
4626113
7615000
sole
TXU CORP-
common-
873168108
337873
15050
sole
U S A INTERACTIVE-
common-
902984103
43137
1119
sole
U S A INTERACTIVE-
warrants-
902984111
1470
84
sole
U S A INTERACTIVE-
cpnvertible preferred-
902984202
4180
76
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
6009839
1179176
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
112808
1410100
sole
WASHINGTON POST COMPANY-
common-
939640108
2326958
3175
sole
WEB MD CORPORATION-
common-
94769M105
1184830
109000
sole
WESCO FINL CORP-
common-
950817106
1965600
6300
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
6013904
15226
sole
WILEY JOHN & SONS INC CL A
common-
968223206
7860
300
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
262500
10000
sole
WILLIAMS COMPANIES INC-
common-
969457100
8550125
1082294
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
234650
19000
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
809963
73700
sole
ABBOTT LABORATORIES
Common-
002824100
743920
17000
sole
AMGEN INC-
Common-
031162100
651112
9800
sole
ATLANTA AG ADR-
common-
02143N103
744000
12000
sole
AVAX TECHNOLOGIES INC-
common-
12000
50000
sole
AVENTIS SA-
Common-
053561106
656400
12000
sole
BIOGEN INC-
Common-
09597105
570000
15000
sole
BIOMIRA INC-
Common-
0961R106
50690
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
217200
8000
sole
CELL GENESYS INC-
common-
150921104
101304
11725
sole
CHIRON CORPORATION-
Common-
170040109
1442760
33000
sole
ENTREMED INC-
common-
29382F103
45650
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
312930
19000
sole
GENENTECH INC-
Common-
368710406
1404898
19480
sole
GENZYME CORPORATION-
Common-
372917104
836000
33000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
39950
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
919163
22673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
216240
17000
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
391500
450000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
1156000
34000
sole
ILEX ONCOLOGY INC-
Common-
451923106
562890
29000
sole
IMPATH INC-
Common-
45255G101
367640
26000
sole
JOHNSON & JOHNSON
Common-
478160104
517000
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
256300
10000
sole
MGI PHARMA INC-
Common-
552880106
256300
10000
sole
MEDAREX INC-
common-
583916101
92260
14000
sole
MEDIMMUNE INC-
Common-
584699102
100175
27500
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
319256
20296
sole
NEO RX CORPORATION-
Common-
640520300
91503
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1950690
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
147960
12000
sole
PFIZER INC-
common-
717081103
975119
28554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
167760
12000
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
5070
13000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
313760
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
153120
33000
sole
SCHERING AG-
common-
806585204
775360
16000
sole
SUPERGEN INC-
common-
868059106
75600
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
18200
10000
sole
WYETH-
common-
983024100
1270845
27900
sole
375902578

/DOCUMENT
/SUBMISSION